Significant Transactions with Related Parties and Non-controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 277,677	$ 305,681
Purchases	167,577	180,135
Dividends declared		1,000
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	146,967		$ 155,537
Accounts payable	43,725		42,521
Other payables, accruals and advance receipts	221,061		256,124
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	26,991	29,395
Purchases	355	127
Dividends declared		1,000
Distribution service fee	107	$ 108
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	7,165		8,084
Accounts payable	98		77
Other payables, accruals and advance receipts	$ 327		$ 427